                                PB SERIES TRUST

                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 1998

   PB Series Trust
   Semi-Annual Report
   For the Period Ending June 30, 1998

                                 Table of Contents

Contract Owners Letter..................................      1

PB Series Trust Financial Statements

      Schedule of Investments...........................      2

      Statements of Assets and Liabilities..............     12

      Statements of Operations..........................     14

      Statements of Changes in Net Assets...............     16

      Financial Highlights..............................     20

      Notes to Financial Statements.....................     25

      Trustees and Executive Officers...................   Inside
                                                            Back
                                                            Cover

                             CONTRACT OWNERS LETTER

Dear Contract Owners:

As President of the PB Series Trust, I am pleased to bring you performance, market and portfolio activity information on the portfolios of the PB Series Trust ("Portfolios") for the six months ended June 30, 1998.

The PGA Retirement Annuity represents a variety of Investment Managers and a diverse choice of investment disciplines with distinctly different management styles. Under the direction of the PB Series Trust Board of Trustees and the Investment Managers, the Portfolios continue to deliver competitive returns while providing its shareholders with a quality portfolio of investments.

On the following pages are the schedule of investments, financial statements and footnotes for the PB Series Trust as of June 30, 1998.

My sincere thanks for your continued support of the PGA Retirement Annuity and the PB Series Trust. If you should have any comments, please do not hesitate to contact us.

Sincerely,

        [LOGO]

Thomas J. Hartlage
President

July 31, 1998

                                PB SERIES TRUST
                         CAPITAL PRESERVATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                             SHARES      VALUE
----------------------------------------------  ---------  ----------
INVESTMENT COMPANIES - 100.0%
  PB Series Trust
    Money Market Fund.........................    261,749  $  261,749
  PB Series Trust
    Fixed Income Fund.........................     24,747     261,823
                                                           ----------
  TOTAL INVESTMENT COMPANIES
  - (Cost $517,796)                                           523,572
                                                           ----------

  TOTAL INVESTMENTS - (Cost $517,796) - 100.0%                523,572

  OTHER ASSETS LESS LIABILITIES - 0.0%                              3
                                                           ----------
  NET ASSETS - 100.0%                                      $  523,575
                                                           ----------
                                                           ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

                                PB SERIES TRUST
                           INCOME ORIENTED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
INVESTMENT COMPANIES - 100.0%
  PB Series Trust
    Money Market Fund..........................       2,058   $    2,058
  PB Series Trust
    High Quality Stock Fund....................         319        4,102
  PB Series Trust
    Fixed Income Fund..........................         652        6,898
  PB Series Trust
    International Active Fund..................          94        1,110
                                                              ----------
  TOTAL INVESTMENT COMPANIES
  - (Cost $13,706)                                                14,168
                                                              ----------

  TOTAL INVESTMENTS - (Cost $13,706) - 100.0%                     14,168
  OTHER ASSETS LESS LIABILITIES - 0.0%                                 0
                                                              ----------
  NET ASSETS - 100.0%                                         $   14,168
                                                              ----------
                                                              ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                           GROWTH & INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
INVESTMENT COMPANIES - 100.0%
  PB Series Trust
    Money Market Fund..........................      31,253   $   31,253
  PB Series Trust
    High Quality Stock Fund....................      10,531      135,429
  PB Series Trust
    Fixed Income Fund..........................      11,919      126,103
  PB Series Trust
    International Active Fund..................       3,000       35,430
                                                              ----------
  TOTAL INVESTMENT COMPANIES
  - (Cost $310,481)                                              328,215
                                                              ----------
  TOTAL INVESTMENTS - (Cost $310,481) - 100.0%                   328,215
  OTHER ASSETS LESS LIABILITIES - 0.0%                                 1
                                                              ----------
  NET ASSETS - 100.0%                                         $  328,216
                                                              ----------
                                                              ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

                                PB SERIES TRUST
                            CAPITAL GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
INVESTMENT COMPANIES - 100.0%
  PB Series Trust
    High Quality Stock Fund....................      32,540   $  418,464
  PB Series Trust
    Fixed Income Fund..........................      15,691      166,011
  PB Series Trust
    International Active Fund..................       9,279      109,585
                                                              ----------
  TOTAL INVESTMENT COMPANIES
  - (Cost $654,249)                                              694,060
                                                              ----------

  TOTAL INVESTMENTS - (Cost $654,249) - 100.0%                   694,060
  OTHER ASSETS LESS LIABILITIES - 0.0%                                 5
                                                              ----------
  NET ASSETS - 100.0%                                         $  694,065
                                                              ----------
                                                              ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                         MAXIMUM APPRECIATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
INVESTMENT COMPANIES - 100.0%
  PB Series Trust
    High Quality Stock Fund....................      30,360   $  390,430
  PB Series Trust
    International Active Fund..................       8,650      102,157
                                                              ----------
  TOTAL INVESTMENT COMPANIES
  - (Cost $454,986)                                              492,587
                                                              ----------
  TOTAL INVESTMENTS - (Cost $454,986) - 100.0%                   492,587
  OTHER ASSETS LESS LIABILITIES - 0.0%                                (1)
                                                              ----------
  NET ASSETS - 100.0%                                         $  492,586
                                                              ----------
                                                              ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                             SHARES      VALUE
----------------------------------------------  ---------  ----------
COMMON STOCK - 99.1%
  AEROSPACE - 1.1%
    Allied Signal Incorporated................      3,300  $  146,437
                                                           ----------
  APPAREL & TEXTILES - 0.9%
    Guilford Mills Incorporated...............      1,600      32,000
    Nautica Enterprises Incorporated (a)......      1,600      42,900
    Unifi Incorporated........................      1,100      37,675
                                                           ----------
                                                              112,575
                                                           ----------
  AUTO PARTS - 1.3%
    Eaton Corporation.........................      1,300     101,075
    Modine Manufacturing Company..............      1,100      38,087
    Superior Industries International
      Incorporated............................      1,300      36,644
                                                           ----------
                                                              175,806
                                                           ----------
  BANKS - 7.7%
    Amcore Financial Incorporated.............      1,700      40,800
    Banc One Corporation......................      2,420     135,066
    BancorpSouth Incorporated.................      2,200      46,200
    Carolina First Corporation................      1,800      45,675
    Citizens Banking Corporation..............      1,350      45,394
    Colonial Bancgroup Incorporated...........      1,100      35,475
    First Source Corporation..................      1,400      50,050
    First Union Corporation...................      2,916     169,856
    First Virginia Banks Incorporated.........        700      35,787
    F & M National Corporation................      1,300      37,700
    Union Planters Corporation................      2,300     135,269
    U.S. Trust Corporation....................        700      53,375
    Wachovia Corporation......................      1,800     152,100
    Wilmington Trust Corporation..............        600      36,525
                                                           ----------
                                                            1,019,272
                                                           ----------
  BROADCASTING - 0.4%
    TCA Cable TV Incorporated.................        900      54,000
                                                           ----------
  BUILDING CONSTRUCTION - 0.6%
    Harsco Corporation........................        900      41,231
    Lawson Products Incorporated..............      1,700      43,775
                                                           ----------
                                                               85,006
                                                           ----------
  BUSINESS SERVICES - 2.3%
    ABM Industries Incorporated...............      1,300      36,237
    American Management Systems Incorporated
      (a).....................................      1,500      44,906
    Automatic Data Processing Incorporated....      2,100     153,038
    G & K Services Incorporated...............      1,000      43,625
    Olsten Corporation........................      2,400      26,850
                                                           ----------
                                                              304,656
                                                           ----------
  CHEMICALS - 3.3%
    Avery Dennison Corporation................      2,800     150,500
    Brady W. H. Company.......................      1,400      38,937
    Fuller H.B. Company.......................        800      44,350
    MacDermid Incorporated....................      1,400      39,550
    Nalco Chemical Company....................        900      31,612
    Sigma-Aldrich Corporation.................      3,600     126,450
                                                           ----------
                                                              431,399
                                                           ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                             SHARES      VALUE
----------------------------------------------  ---------  ----------
COMMON STOCK (CONTINUED)
  COMMUNICATIONS SERVICES - 1.5%
    Interpublic Group of Companies
      Incorporated...........................      2,400  $  145,650
    True North Communications Incorporated...      1,700      49,725
                                                          ----------
                                                             195,375
                                                          ----------
  COMPUTERS & BUSINESS EQUIPMENT - 4.8%
    Cisco Systems Incorporated (a)...........      2,200     202,538
    Electronic Data Systems Corporation......      2,900     116,000
    General Binding Corporation..............      1,400      51,538
    Hewlett-Packard Company..................      2,200     131,725
    Paxar Corporation........................      3,300      37,950
    Sci Systems Incorporated.................      1,000      37,625
    SunGard Data Systems Incorporated (a)....      1,400      53,725
                                                          ----------
                                                             631,101
                                                          ----------
  CONGLOMERATES - 1.7%
    Mark IV Industries Incorporated..........      1,800      38,925
    National Service Industries..............        800      40,700
    Textron Incorporated.....................      2,000     143,375
                                                          ----------
                                                             223,000
                                                          ----------
  CONSTRUCTION & MINING EQUIPMENT - 0.2%
    Foster Wheeler Corporation...............      1,300      27,869
                                                          ----------
  CONSTRUCTION MATERIALS - 0.6%
    Valspar Corporation......................      1,000      39,625
    Vulcan Materials Company.................        400      42,675
                                                          ----------
                                                              82,300
                                                          ----------
  CONTAINERS & GLASS - 0.2%
    Bemis Company Incorporated...............        800      32,700
                                                          ----------
  DRUGS & HEALTH CARE - 10.1%
    Abbott Laboratories......................      3,400     138,975
    Bard C.R. Incorporated...................      1,000      38,063
    Biomet Incorporated......................      1,400      46,288
    Block Drug Company Incorporated..........        927      35,226
    Diagnostic Products Corporation..........      1,300      37,456
    Invacare Corporation.....................      1,600      41,000
    Johnson & Johnson........................      1,800     132,750
    Life Technologies Incorporated...........      1,500      47,063
    Longs Drug Stores Corporation............      1,400      40,425
    Manor Care Incorporated..................      1,100      42,281
    Mylan Laboratories Incorporated..........      1,700      51,106
    Patterson Dental Company (a).............      1,500      54,937
    Pfizer Incorporated......................      1,700     184,769
    Respironic Incorpated (a)................      1,700      26,456
    Schering Plough Corporation..............      2,000     183,250
    Thermedics Incorporated (a)..............      2,500      30,938
    Warner-Lambert Company...................      3,000     208,125
                                                          ----------
                                                           1,339,108
                                                          ----------
  ELECTRIC UTILITIES - 2.2%
    Central & South West Corporation.........      4,900     131,688
    Duke Power Company.......................      2,600     154,050
                                                          ----------
                                                             285,738
                                                          ----------

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK (CONTINUED)

  ELECTRICAL EQUIPMENT - 2.9%
    Baldor Electric Company..................      1,866  $   45,484
    Dentsply International Incorporated......      1,200      30,000
    Federal Signal Corporation...............      1,800      43,762
    General Electric Company.................      1,700     154,700
    Hubbell Incorporated.....................        800      33,300
    Technitrol Incorporated..................      1,400      55,913
    Thomas & Betts Corporation...............        600      29,550
                                                          ----------
                                                             392,709
                                                          ----------
  ELECTRONICS - 4.9%
    AMP Incorporated.........................      2,900      99,688
    Avnet Incorporated.......................        700      38,281
    Benchmark Electronics Incorporated (a)...      1,700      34,000
    Cohu Incorporated........................        900      21,881
    Dionex Corporation.......................      1,600      42,200
    Harris Corporation.......................        800      35,750
    Intel Corporation........................      1,600     118,600
    Kronos Incorporated......................      1,300      47,125
    Methode Electronics......................      3,200      49,600
    MTS Systems Corporation..................      2,900      46,581
    Nichols Research Corporation.............      1,900      51,894
    Varian Associates Incorporated...........        600      23,400
    X-Rite Incorporated......................      2,500      34,219
                                                          ----------
                                                             643,219
                                                          ----------
  FINANCIAL SERVICES - 2.4%
    A.G. Edwards Incorporated................        950      40,553
    Legg Mason Incorporated..................        766      44,093
    Morgan Keegan Incorporated...............      2,000      51,750
    Merrill Lynch & Company..................      2,000     184,500
                                                          ----------
                                                             320,896
                                                          ----------
  FOOD & BEVERAGES - 2.9%
    Bestfoods................................      2,400     139,350
    Dean Foods Company.......................        900      49,444
    Richfood Holdings Incorporated...........      1,500      31,031
    PepsiCo Incorporated.....................      4,000     164,750
                                                          ----------
                                                             384,575
                                                          ----------
  FOOD SERVICE - 1.2%
    Sysco Corporation........................      6,200     158,875
                                                          ----------
  FUNERAL SERVICES - 0.3%
    Stewart Enterprises Incorporated.........      1,600      42,600
                                                          ----------
  GAS DISTRIBUTION - 3.4%
    Energen Corporation......................      3,500      70,438
    K N Energy Incorporated..................        700      37,931
    Northwest Natural Gas Company............      1,600      44,750
    Oneok Incorporated.......................      1,400      55,825
    Piedmont Natural Gas Company
      Incorporated...........................      1,600      53,800
    Utilicorp United Incorporated............      1,100      41,456
    Williams Companies Incorporated..........      4,300     145,125
                                                          ----------
                                                             449,325
                                                          ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK (CONTINUED)
  GAS EXPLORATION - 2.8%
    Apache Corporation.......................      1,100  $   34,650
    Eastern Enterprises......................      1,100      47,162
    Equitable Resources Incorporated.........      1,200      36,600
    National Fuel Gas Company................        800      34,850
    Questar Corporation......................      1,800      35,325
    Southwestern Energy Company..............      4,100      37,669
    Unocal Corporation.......................      3,900     139,425
                                                          ----------
                                                             365,681
                                                          ----------
  HOME BUILDERS - 0.6%
    Lennar Corporation.......................      1,100      32,450
    Thor Industries Incorporated.............      1,650      45,684
                                                          ----------
                                                              78,134
                                                          ----------
  HOUSEHOLD APPLIANCES - 0.7%
    Interface Incorporated...................      2,200      44,412
    La-Z-Boy Incorporated....................        900      50,850
                                                          ----------
                                                              95,262
                                                          ----------
  HOUSEHOLD PRODUCTS - 3.6%
    Alberto Culver Company...................      1,300      37,700
    Colgate-Palmolive Company................      1,800     158,400
    Kimberly-Clark Corporation...............      2,600     119,275
    Newell Company...........................      3,200     159,400
                                                          ----------
                                                             474,775
                                                          ----------
  HOTELS & RESTAURANTS - 0.8%
    Cracker Barrel Old Country Store
      Incorporated...........................      1,000      31,750
    Bob Evans Farms Incorporated.............      1,500      31,781
    Marcus Corporation.......................      2,500      44,688
                                                          ----------
                                                             108,219
                                                          ----------
  INDUSTRIAL MACHINERY - 3.1%
    Clacor Incorporated......................      2,250      47,250
    Crane Company............................        800      38,850
    Cordant Technologies Incorprated.........        900      41,513
    Deere & Company..........................      2,500     132,187
    Graco Incorporated.......................      1,500      52,312
    Pentair Incorporated.....................      1,000      42,500
    Tennant Company..........................      1,200      53,100
                                                          ----------
                                                             407,712
                                                          ----------
  INSURANCE - 7.6%
    American Heritage Life Investment
      Corporation............................      3,700      85,563
    American International Group
      Incorporated...........................      1,250     182,500
    Berkley (WR) Corporation.................      1,050      42,066
    Chubb Corporation........................      1,800     144,675
    Fidelity National Financial
      Incorprated............................      1,500      59,719
    Fremont General Corporation..............        700      37,931
    Frontier Insurance Group Incorporated....      1,980      44,674
    General Re Corporation...................        700     177,450
    NAC Re Corporation.......................        900      48,037
    Liberty Corporation......................        900      45,281
    Orion Capital Corporation................        900      50,287
    Protective Life Corporation..............      1,200      44,025
    Presidential Life Insurance Company
      (a)....................................      2,100      44,887
                                                          ----------
                                                           1,007,095
                                                          ----------

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK (CONTINUED)
  INTERNATIONAL OIL - 1.2%
    Mobil Corporation........................      2,000  $  153,250
                                                          ----------
  INVESTMENT ADVISORY FIRMS - 1.3%
    Eaton Vance Corporation..................      1,100      50,944
    SEI Investment Company...................        700      43,400
    T. Rowe Price Associates Incorporated....      1,200      45,075
    United Asset Management Corporation......      1,400      36,487
                                                          ----------
                                                             175,906
                                                          ----------
  NEWSPAPERS - 1.4%
    Lee Enterprises Incorporated.............      1,300      39,812
    Tribune Company..........................      2,100     144,506
                                                          ----------
                                                             184,318
                                                          ----------
  PAPER - 1.5%
    Lydall Incorporated (a)..................      2,600      37,862
    Sonoco Products Company..................      3,740     113,135
    Wausau-Mosinee Paper Corporation.........      2,100      48,037
                                                          ----------
                                                             199,034
                                                          ----------
  PETROLEUM SERVICES - 1.0%
    Dresser Industries Incorporated..........      2,900     127,781
                                                          ----------
  PUBLISHING - 1.1%
    Banta Corporation........................      1,500      46,313
    Bowne & Company Incorporated.............      1,100      49,500
    Houghton Mifflin Company.................      1,400      44,450
                                                          ----------
                                                             140,263
                                                          ----------
  RAILROADS & EQUIPMENT - 1.3%
    GATX Corporation.........................      1,200      52,650
    Norfolk Southern Corporation.............      3,900     116,269
                                                          ----------
                                                             168,919
                                                          ----------
  RETAIL GROCERY - 0.4%
    Casey's General Stores Incorporated......      3,100      51,344
                                                          ----------
  RETAIL TRADE - 4.3%
    Home Depot Incorporated..................      2,250     186,891
    Office Depot Incorporated................      1,400      44,188
    Ross Stores Incorporated.................      1,000      43,000
    Ruddick Corporation......................      2,400      43,500
    Stride Rite Corporation..................      3,600      54,225
    Wal-Mart Stores Incorporated.............      3,200     194,400
                                                          ----------
                                                             566,204
                                                          ----------
  SOFTWARE - 2.1%
    Adobe Systems Incorporated...............        900      38,194
    Analysts International Corporation.......      1,300      36,888
    Autodesk Incorporated....................        900      34,763
    Computer Associates International
      Incorporated...........................      3,000     166,688
                                                          ----------
                                                             276,533
                                                          ----------
  STEEL - 1.5%
    Carpenter Technology Corporation.........        900      45,225
    Nucor Corporation........................      2,500     115,000
    Worthington Industries Incorporated......      2,300      34,644
                                                          ----------
                                                             194,869
                                                          ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                            HIGH QUALITY STOCK FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK (CONTINUED)
  TELEPHONE - 3.9%
    Aliant Communications Incorporated.......      1,700  $   46,644
    Alltel Corporation.......................      3,100     144,150
    Bell Atlantic Corporation................      2,800     127,750
    Century Telephone Enterprises
      Incorporated...........................      1,050      48,169
    SBC Communications Incorporated..........      3,800     152,000
                                                          ----------
                                                             518,713
                                                          ----------
  TIRES & RUBBER - 0.3%
    Carlisle Companies Incorporated..........      1,000      43,063
                                                          ----------
  TOBACCO - 1.0%
    Philip Morris Companies Incorporated.....      3,400     133,875
                                                          ----------
  TRUCKING & FREIGHT FORWARDING - 0.7%
    Air Express International Corporation....      1,800      48,150
    Rollins Truck Leasing Corporation........      3,450      42,694
                                                          ----------
                                                              90,844
                                                          ----------

    TOTAL COMMON STOCK (Cost $10,890,675)                 13,100,335
                                                          ----------
SHORT-TERM INVESTMENTS - 0.9%
  INVESTMENT COMPANY - 0.9%
    SSgA U.S. Government Money Market Fund...    116,176     116,176
                                                          ----------
    TOTAL SHORT-TERM INVESTMENTS (Cost $116,176)             116,176
                                                          ----------
    TOTAL INVESTMENTS - (Cost $11,006,851) - 100.0%       13,216,511
    OTHER ASSETS LESS LIABILITIES - 0.0%                       1,156
                                                          ----------
    NET ASSETS - 100.0%                                   $13,217,667
                                                          ----------
                                                          ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(a) Non-income producing securities.

                                PB SERIES TRUST
                               FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                               PRINCIPAL
SECURITY DESCRIPTION                            AMOUNT      VALUE
---------------------------------------------  ---------  ----------
MORTGAGE BACKED SECURITIES - 1.6%
    GE Capital Mortgage 6.500%, 01/25/18.....  $  89,622  $   89,538
                                                          ----------

    TOTAL MORTGAGE BACKED SECURITIES
    - (Cost $89,180)                                          89,538
                                                          ----------

U.S. GOVERNMENT AND AGENCY SECURITIES - 73.5%
  GOVERNMENT AGENCY - 31.4%
    Federal Home Loan Mortgage Corporation
      5.950%, 01/19/06.......................    750,000     755,857
    Federal National Mortgage Association
      6.375%, 01/16/02.......................    500,000     510,310
      5.875%, 02/02/06.......................    275,000     275,817
      5.750%, 06/25/10.......................    100,000      99,625
      5.500%, 02/25/17.......................    100,000      99,125
                                                          ----------
                                                           1,740,734
                                                          ----------
  U.S. GOVERNMENT - 42.1%
    U.S. Treasury Notes
      5.875%, 08/31/99.......................    750,000     752,933
      6.125%, 12/31/01.......................    250,000     254,530
      6.500%, 08/15/05.......................  1,250,000   1,319,138
                                                          ----------
                                                           2,326,601
                                                          ----------

    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      - (Cost $3,908,775)                                  4,067,335
                                                          ----------


                                                SHARES
                                               ---------

SHORT TERM INVESTMENTS - 23.5%
  INVESTMENT COMPANY - 4.1%
    SSgA U.S. Government Money Market Fund...    225,000     225,000
                                                          ----------

                                               PRINCIPAL
                                                AMOUNT
                                               ---------

  REPURCHASE AGREEMENT - 1.6%
    Agreement with State Street Bank and
      Trust Company, dated 6/30/1998, 4.250%,
      to be repurchased at $87,254 on
      07/01/1998 (collateralized by $85,000
      par value U.S. Treasury Notes, 7.875%,
      due 11/15/07, with a value of
      $93,394)...............................  $  87,243      87,243
                                                          ----------
  GOVERNMENT AGENCY - 17.8%
    Federal Farm Credit Bank Discount Note
      5.310%, 02/08/99.......................    500,000     483,040
    Federal Home Loan Bank Discount Note
      5.430%, 07/15/98.......................    500,000     498,944
                                                          ----------
                                                             981,984
                                                          ----------

    TOTAL SHORT TERM INVESTMENTS
    - (Cost $1,294,815)                                    1,294,227
                                                          ----------

    TOTAL INVESTMENTS - (Cost $5,292,770) - 98.6%          5,451,100
    OTHER ASSETS LESS LIABILITIES - 1.4%                      80,173
                                                          ----------
    NET ASSETS - 100.0%                                   $5,531,273
                                                          ----------
                                                          ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK AND OTHER
EQUITY INTERESTS - 96.7%
  ARGENTINA - 0.5%
    Astra CIA................................      4,340  $    6,988
    BCO De Galicia...........................      1,769       7,784
    BCO Frances RI...........................        518       3,807
    Molions Rio PL...........................      1,172       2,567
    Perez Companc SA Sponsored ADR...........      1,500      14,836
    Siderca SA...............................      4,880       8,297
    Telfonica de Argentina Sponsored ADR.....        637      20,663
                                                          ----------
                                                              64,942
                                                          ----------
  AUSTRALIA - 0.8%
    Amcor Limited............................      1,485       6,498
    Broken Hill Proprietary Company
      Limited................................      1,213      10,249
    Comalco Limited..........................      1,946       6,805
    Leighton Holdings Limited................      1,117       3,910
    Lend Lease Corporation...................        500      10,105
    News Corporation Limited.................        640       5,221
    National Australia Bank..................      1,200      15,821
    Pasminco Limited.........................      5,883       4,479
    TABCORP Holdings Limited.................      1,044       5,331
    Telstra Corporation......................      3,600       9,225
    Westpac Banking Corporation Limited......      3,463      21,114
                                                          ----------
                                                              98,758
                                                          ----------
  CHILE - 0.9%
    Banco Santander Chile ADR................      1,020      13,133
    Compania Cervecerias Unidas SA Sponsored
      ADR....................................        339       7,161
    Compania de Telecom De Chile Sponsored
      ADR....................................      1,079      21,917
    Gener SA Sponsored ADR...................        687      12,538
    Empresa Nacional Electricidad Sponsored
      ADR....................................      1,169      16,658
    Enersis Sponsored ADR....................        945      23,093
    Madeco SA Sponsored ADR..................        312       2,750
    Maderas ADR..............................        432       3,601
    Quimica Y Minera Chile SA Sponsored
      ADR....................................        190       6,365
                                                          ----------
                                                             107,216
                                                          ----------
  FINLAND - 5.3%
    Hartwall Ab Oy...........................      1,265      40,513
    Metsa Serla Oy...........................      3,231      31,161
    Neste Oy.................................      1,256      38,854
    Nokia Ab Oy..............................      4,420     324,538
    Okobank Osuuspankk.......................      1,652      29,911
    Rautaruukki Oy...........................      2,273      17,371
    UPM Kymmene Corporation Oy...............      1,536      42,205
    Viking Line AB...........................        200      10,590
    WSOY "B".................................      1,112      72,846
    YIT-Yhtymaoy Oy..........................      1,399      22,402
                                                          ----------
                                                             630,391
                                                          ----------
  FRANCE - 15.9%
    Alcatel Alsthom..........................        632     128,362
    Alstom (a)...............................        800      26,266
    AXA UAP..................................        685      76,853
    Banque Nationale de Paris................      1,040      84,766
    Compagnie De St. Gobain..................        570     105,424

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES      VALUE
---------------------------------------------  ---------  ----------
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)

  FRANCE - (CONTINUED)
    Credit Commer France.......................         490   $   41,150
    Elf Aquitaine SA...........................       1,066      149,499
    France Telecom (a).........................         850       58,481
    Groupe Danone..............................         411      113,042
    Group GTM..................................         800       82,891
    L'Oreal....................................         220      122,070
    Lafarge SA.................................         990      102,088
    LVMH Moet Hennessy.........................         540      107,805
    Peugeot....................................         680      145,852
    Pinault-Printemps..........................         130      108,531
    Schneider SA...............................         504       40,089
    Societe Generale...........................         547      113,445
    Total "B" FRF 50...........................         810      105,043
    Valeo......................................         685       69,846
    Vivendi....................................         521      110,975
                                                              ----------
                                                               1,892,478
                                                              ----------
  GERMANY - 13.6%
    Allianz AG.................................          405     133,282
    Allianz rights (a).........................           11       3,589
    BASF AG....................................        1,300      61,476
    Bayer AG...................................        2,943     151,544
    Bayerische Vereinsba.......................        1,200     101,880
    Commerzbank AG.............................        1,190      45,414
    Daimler-Benz AG............................          757      74,108
    Daimler-Benz AG rights (a).................          757         837
    Deutsche Bank..............................          950      80,313
    Dresdner Bank AG...........................          661      35,572
    Mannesmann AG..............................        1,480     149,882
    Metro AG...................................        1,000      60,564
    Muenchener Rueckver........................          125      61,877
    RWE AG.....................................        1,400      82,853
    SAP AG-Vorzug..............................          310     210,381
    Siemens AG.................................          985      59,819
    VEBA AG....................................        1,210      82,317
    Viag AG....................................          155     104,590
    Volkswagon AG..............................          130     124,751
                                                              ----------
                                                               1,625,049
                                                              ----------
  IRELAND - 2.3%
    Allied Irish Bank..........................        8,100     116,815
    CRH PLC....................................        5,100      72,271
    Irish Life PLC.............................        2,700      24,830
    Kerry Group PLC ADR........................        2,100      28,968
    Smurfit (Jefferson) Group..................       12,600      37,396
                                                              ----------
                                                                 280,280
                                                              ----------
  ISRAEL - 1.5%
    Bank Hapoalim Limited......................        7,900      23,874
    Bank Leumi Le-Israel.......................        6,000      11,957
    Bezeq Israeli Telecommunication Corporation
      Limited..................................        4,500      14,371
    Blue Square-Israel Limited (a).............          700       8,614
    ECI Telecommunications Equipment...........          580      21,968
    Elite Industries Limited...................          300       9,801

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  ISRAEL - (CONTINUED)
    Formula Systems Limited (a)................         410   $   14,332
    Industrial Buildings Corporation...........       7,800       13,060
    Israel Chemicals Limited...................       7,800        9,959
    Koor Industries Limited....................         160       18,470
    Teva Pharmaceutical Industries Limited.....         480       17,224
    Super-Sol Limited..........................       4,100       13,495
                                                              ----------
                                                                 177,125
                                                              ----------
  ITALY - 7.8%
    Alleanza Assicurazioni.....................        3,521      47,750
    Assic Generali.............................        2,780      90,234
    Banca Commerciale Italiana.................       19,767     117,997
    Benetton Group SPA.........................       20,800      43,100
    Danieli & Company..........................        5,001      41,985
    Edison SPA.................................        8,000      64,085
    Eni SPA....................................       22,403     146,564
    Fiat SPA...................................       15,301      66,849
    Instituto Nazionale delle Assicurazioni
      Istituto.................................       13,846      39,265
    Istituto Mobiliare Italiano SPA............        4,018      63,177
    Telecom Italia SPA.........................       14,080     103,460
    Telecom Italia Mobile SPA..................       18,000     109,875
                                                              ----------
                                                                 934,341
                                                              ----------
  JAPAN - 13.7%
    Aoyama Trading Company Limited.............        3,300      81,103
    Bridgestone Company........................        2,000      47,141
    Canon Incorporated.........................        2,000      45,273
    Fanuc......................................        3,200     110,380
    Fuji Photo Film Company....................        3,000     104,128
    Fujisawa Pharmaceutical Company............        6,000      55,966
    Hitachi Limited............................        6,000      39,021
    Ito-Yokado.................................        1,000      46,926
    Kirin Brewery Company......................        7,000      65,897
    Matsushita Electric Works..................        3,000      48,075
    Mitsubishi Heavy Industries................       11,000      41,421
    Mitsui O.S.K. Lines Limited (a)............       31,000      52,574
    Murata Manufacturing Company Limited.......        2,000      64,676
    NEC Corporation............................       11,000     102,209
    Nippon Telephone & Telegraph Corporation...           32     132,226
    Sumitomo Bank Limited......................       10,000      97,014
    Sumitomo Trust & Banking...................       10,000      44,554
    Tokio Marine & Fire Insurance..............        5,000      51,237
    Tokyo Electric.............................        2,100      41,047
    Toyota Motor...............................        2,000      51,597
    Webs Japan Index Series....................       32,000     314,000
                                                              ----------
                                                               1,636,465
                                                              ----------
  NETHERLANDS - 5.0%
    ABN AMRO Holdings NV.......................        1,532      35,777
    Akzo Nobel.................................          203      45,036
    Elsevier...................................        1,500      22,592
    Fortis Amev NV.............................          600      35,059
    ING Groep NV...............................        1,269      82,929
    Koninklijke PTT Nederland NV...............          755      29,003
    Philips Electronics NV.....................          524      43,961

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)

  NETHERLANDS - (CONTINUED)
    Royal Dutch Petroleum Company..............       2,848   $  157,612
    TNT Post Group NV (a)......................         755       19,124
    Unilever NV, PLC...........................         936       74,117
    VNU-Verenigde Nederlandse
      Uitgeversbedrijven Verenigd Bezit........       1,610       58,373
                                                              ----------
                                                                 603,583
                                                              ----------
  PORTUGAL - 4.5%
    Banco Comercia Portugues...................        2,515      71,268
    Banco Espirito.............................          700      20,978
    BCO Esprto Snt.............................        2,000      12,426
    Banco Port De Inv BP.......................          800      25,764
    Brisa......................................          400      17,072
    Cimpor Cimento.............................        1,700      59,608
    Elec De Portugal (a).......................        3,100      71,918
    Jeronimo Martins...........................        1,250      59,930
    Mundial Confianca (a)......................          800      21,222
    Portugal Telecom SA........................        2,500     132,232
    Sonae Investimentos........................          800      43,606
                                                              ----------
                                                                 536,024
                                                              ----------
  SPAIN - 5.6%
    Argentaria Corporation SA..................        3,000      67,240
    Autopistas Concesion.......................        2,600      40,233
    Autopistas rights (a)......................        2,600       1,965
    Banco Bilbao Vizcaya.......................        2,000     102,554
    Banco Central Hispanic.....................          937      29,426
    Banco Santande SA..........................        1,700      43,474
    Endesa SA..................................        3,000      65,578
    Gas Natural SDG............................          580      41,871
    Gas Y Electricidads........................          400      30,414
    Iberdrola SA...............................        4,000      64,894
    Repsol SA..................................          700      38,539
    Telefonica De Espana.......................        3,000     138,584
                                                              ----------
                                                                 664,772
                                                              ----------
  SWITZERLAND - 7.8%
    ABB AG.....................................           30      44,225
    Clariant AG................................          122      80,209
    Credit Suisse Group........................          368      81,737
    Holderbank Financiere Glarus AG............           51      64,777
    Kuoni Reisen Holding AG....................           14      69,378
    Nestle SA..................................           67     143,127
    Novartis AG................................          106     176,073
    Roche Holding AG...........................           12     117,630
    Tag Heuer International SA.................          349      33,016
    Union Bank of Switzerland..................          310     115,064
                                                              ----------
                                                                 925,236
                                                              ----------
  UNITED KINGDOM - 10.9%
    Abbey National PLC.........................        3,375      60,101
    Boots Company PLC..........................        4,826      80,227
    British Petroleum..........................        2,920      42,480
    British Telecommunications PLC.............        4,874      59,935
    Cadbury Schwep PLC.........................        2,700      41,778

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

SECURITY DESCRIPTION                               SHARES       VALUE
-----------------------------------------------  -----------  ----------
COMMON STOCK AND OTHER
EQUITY INTERESTS (CONTINUED)
  UNITED KINGDOM - (CONTINUED)
    CGU PLC....................................       3,367   $   62,822
    Glaxo Wellcome.............................       2,140       64,370
    HSBC Holdings..............................       2,330       59,091
    IMI PLC....................................       5,477       33,926
    Lasmo PLC..................................       8,200       32,882
    Lloyds TSB Group PLC.......................       8,396      117,175
    National Power PLC.........................       4,100       38,556
    Prudential Corporation PLC.................       4,685       61,712
    Scottish & Newcastle PLC...................       5,271       74,134
    Scottish Power PLC.........................       5,784       51,018
    Shell Transport & Trading Company PLC......       5,107       35,849
    Smithkline Beecham PLC.....................       6,788       82,567
    Tesco PLC..................................       5,700       55,551
    TI Group PLC...............................       4,400       33,784
    Unilever PLC...............................       7,452       79,957
    Wolseley PLC...............................       5,909       35,001
    Zeneca Group PLC...........................       2,246       96,433
                                                              ----------
                                                               1,299,349
                                                              ----------
  VENEZUELA - 0.6%
    Ceramica Carabobo ADR......................        1,391       3,130
    Cia Anonima Telef De Ven ADR...............        2,000      50,000
    Mavesa SA Sponsored ADR....................        1,750       5,578
    Siderurgica Venez SIV ADR..................          775       5,086
    Sudamtex De Venezuela ADR..................        1,314       3,285
                                                              ----------
                                                                  67,079
                                                              ----------
    TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS (Cost
      $9,462,891)                                             11,543,088
                                                              ----------


                                                  PRINCIPAL
                                                   AMOUNT
                                                 -----------
SHORT TERM INVESTMENTS - 2.6%
  TIME DEPOSIT - 2.6%
    State Street Bank and Trust Company Time
      Deposit, 7/01/98.........................  $   318,000     318,000
                                                              ----------
    TOTAL SHORT TERM INVESTMENTS
    - (Cost $318,000)                                            318,000
                                                              ----------

    TOTAL INVESTMENTS - (Cost $9,780,891) - 99.3%             11,861,088
    OTHER ASSETS LESS LIABILITIES - 0.7%                          77,744
                                                              ----------
    NET ASSETS - 100.0%                                       $11,938,832
                                                              ----------
                                                              ----------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(a) Non-income producing securities.

ADR- American Depositary Receipts.

                                PB SERIES TRUST
                           INTERNATIONAL ACTIVE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

INDUSTRY HOLDINGS AT JUNE 30, 1998

Banking.........................................      15.63 %
Telecommunications..............................      10.44 %
Energy Sources..................................       7.34 %
Insurance.......................................       5.76 %
Health & Personal Care..........................       5.45 %
Utilities-Electrical & Gas......................       4.90 %
Food & Household Products.......................       4.34 %
Automobiles.....................................       3.88 %
Building Materials & Components.................       3.73 %
Chemicals.......................................       3.66 %
Merchandising...................................       3.29 %
Electrical and Electronics......................       3.13 %
Multi-Industry..................................       3.07 %
Investment Companies............................       2.62 %
Beverages & Tobacco.............................       2.42 %
Electronic Components, Instruments..............       2.17 %
Machinery and Engineering.......................       2.16 %
Financial Services..............................       1.61 %
Recreation, Other Consumer Goods................       1.53 %
Business & Public Services......................       1.43 %
Broadcasting and Publishing.....................       1.33 %
Construction & Housing..........................       1.25 %
Forest Products & Paper.........................       1.01 %
Miscellaneous Materials.........................       0.88 %
Appliances & Household Durables.................       0.77 %
Leisure & Tourism...............................       0.63 %
Transportation-Shipping.........................       0.53 %
Industrial Components...........................       0.41 %
Textiles & Apparel..............................       0.39 %
Metals-Non Ferrous..............................       0.38 %
Metals-Steel....................................       0.26 %
Real Estate.....................................       0.19 %
Energy Equipment & Services.....................       0.06 %
                                                  ----------
  Total Investments by Industry.................      96.65 %
Time Deposit....................................       2.64 %
                                                  ----------
  Total Investments.............................      99.29 %
Other Assets Less Liabilities...................       0.71 %
                                                  ----------
Net Assets......................................     100.00 %
                                                  ----------
                                                  ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                               MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                                 PRINCIPAL
SECURITY DESCRIPTION                              AMOUNT       VALUE
----------------------------------------------  -----------  ---------
VARIABLE RATE NOTES - 35.1%
    Edgefield County, SC County School
      District, Series, 1997 5.687%, 12/01/04
      +.......................................   $ 100,000   $ 100,000
    Grand Aire Express, Inc., Series 1997
      5.690%, 07/01/12 +......................     100,000     100,000
    International Processing Corporation
      5.710%, 01/02/08 +......................      10,000      10,000
    IT Spring Wire, LLC, Series 1997
      5.690%, 07/01/07 +......................     100,000     100,000
    JFK Family Borrowing, LLP, Series 1997
      5.640%, 10/01/22 +......................      50,000      50,000
    La-Man Corporation
      5.740%, 09/01/12 +......................     100,000     100,000
    Scranton Times, LP., Series 1997
      5.652%, 05/31/07 +......................     100,000     100,000
    Triangle Funding, Series 1997
      5.687%, 11/16/98 +......................     100,000     100,000
    Westcourt
      5.710%, 06/01/16 +......................      60,000      60,000
                                                             ---------
    TOTAL VARIABLE RATE NOTES
    - (Cost $720,000)                                          720,000
                                                             ---------

SHORT TERM INVESTMENTS - 64.8%
  JOINT REPURCHASE AGREEMENTS - 64.8%
    Joint agreement with Fuji Government
      Securities Incorporated, dated
      06/30/1998, bearing 5.880%, to be
      repurchased at $41,007 on 07/01/1998
      (collateral: U.S Treasury Notes/
      Bonds/Bills, 5.375% - 12.375%, 07/02/98
      - 11/15/21, value equal to 102% of the
      repurchase agreement)...................      41,000      41,000

    Joint agreement with Goldman Sachs &
      Company, dated 06/30/1998, bearing
      6.250%, to be repurchased at $500,087 on
      07/01/1998 (collateral: Government
      National Mortgage Association 6.000% -
      13.500%, 10/15/98 - 06/30/28 value equal
      to 102% of the repurchase agreement)....     500,000     500,000

    Joint agreement with Morgan Stanley &
      Company, dated 06/30/1998, bearing
      6.250%, to be repurchased at $100,017 on
      07/01/1998, (collateral: Federal Home
      Loan Mortgage, Federal National Mortgage
      Association, 5.500% - 8.500%, 01/15/02 -
      07/30/28, value equal to 102% of the
      repurchase agreement)...................     100,000     100,000

                                PB SERIES TRUST
                               MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                                 PRINCIPAL
SECURITY DESCRIPTION                              AMOUNT       VALUE
----------------------------------------------  -----------  ---------
SHORT TERM INVESTMENTS (CONTINUED)

    Joint agreement with Salomon Brothers
      Inc., dated 06/30/1998, bearing 6.250%,
      to be repurchased at $500,087 on
      07/01/1998 (collateral: Federal Home
      Loan Mortgage, Federal National Mortgage
      Association, 7.000% - 8.000%, 09/15/12 -
      11/30/27, value equal to 102% of the
      repurchase agreement)...................   $ 500,000   $ 500,000

    Joint agreement with Societe General
      Securities, dated 06/30/1998, bearing
      6.000%, to be repurchased at $90,015 on
      07/01/98 (collateral: U.S Treasury
      Notes/Bonds 5.625% - 8.000%, 04/30/99 -
      02/15/23, value equal to 102% of the
      repurchase agreement)...................      90,000      90,000

    Joint agreement with UBS Securities dated
      06/30/1998, bearing 6.050%, to be
      repurchased at $100,017 on 07/01/1998
      (collateral: U.S Treasury Bonds, 8.125%
      - 9.250%, 02/15/16 - 08/15/21, value
      equal to 102% of the repurchase
      agreement)..............................     100,000     100,000
                                                             ---------

    TOTAL SHORT TERM INVESTMENTS
      (Cost $1,331,000)                                      1,331,000
                                                             ---------

    TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE - 99.9%
                                                             2,051,000
    OTHER ASSETS LESS LIABILITIES - 0.1%                         1,555
                                                             ---------
    NET ASSETS - 100.0%                                      $2,052,555
                                                             ---------
                                                             ---------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

+ Variable rate demand notes are payable upon not more than one, seven, or thirty day's notice. The interest rate shown reflects the rate currently in effect.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

                             CAPITAL       INCOME    GROWTH &
                           PRESERVATION   ORIENTED    INCOME
                            PORTFOLIO     PORTFOLIO  PORTFOLIO
                           ------------   --------   ---------
ASSETS
  Investments in
    securities, at value
    (a)..................    $523,572     $ 14,168   $328,215
  Repurchase agreements,
    at value (a).........         --            --         --
  Cash, including foreign
    currency, at value...         --            --         --
  Interest receivable....         --            --         --
  Dividends receivable...         --            --         --
  Prepaid insurance......        233           233        233
  Receivable from
    Investment Advisor
    (Note 3).............      4,146         4,150      4,226
  Receivable for
    securities sold......         --            --         --
                           ------------   --------   ---------
    TOTAL ASSETS.........    527,951        18,551    332,674
LIABILITIES
  Payable for securities
    purchased............         --            --         --
  Payable for forward
    currency contract
    (Note 6).............         --            --         --
  Payable to Custodian...      1,263         1,268      1,165
  Payable to Investment
    Advisor..............         --            --         --
  Accounts payable and
    accrued expenses.....      3,113         3,115      3,293
                           ------------   --------   ---------
    TOTAL LIABILITIES....      4,376         4,383      4,458
                           ------------   --------   ---------
    NET ASSETS...........    $523,575     $ 14,168   $328,216
                           ------------   --------   ---------
                           ------------   --------   ---------
NET ASSETS CONSIST OF:
  Paid-in capital........    $507,755     $ 13,608   $309,362
  Undistributed net
    investment income
    (Note 2).............      8,033            41        644
  Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    transactions.........      2,011            57        476
  Net unrealized
    appreciation
    (depreciation) of:
    Investments..........      5,776           462     17,734
    Translations of
      assets and
      liabilities in
      foreign
      currencies.........         --            --         --
                           ------------   --------   ---------
    NET ASSETS...........    $523,575     $ 14,168   $328,216
                           ------------   --------   ---------
                           ------------   --------   ---------
NET ASSET VALUE PER SHARE

  Offering and redemption
    price per share
    (based on shares of
    beneficial interest
    outstanding).........    $ 10.51      $  11.30   $  11.53

  Total shares
    outstanding at end of
    period...............     49,797         1,254     28,458

  Capital shares
    authorized...........  Indefinite     Indefinite Indefinite

(a) Investments in
  securities, including
  repurchase agreements,
  at cost................    $517,796     $ 13,706   $310,481

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                            CAPITAL      MAXIMUM         HIGH        FIXED                       MONEY
                            GROWTH     APPRECIATION     QUALITY      INCOME    INTERNATIONAL    MARKET
                           PORTFOLIO    PORTFOLIO     STOCK FUND      FUND      ACTIVE FUND      FUND
                           ---------   ------------   -----------  ----------  -------------   ---------
ASSETS
  Investments in
    securities, at value
    (a)..................  $ 694,060     $492,587     $13,216,511  $5,363,857   $11,861,088    $ 720,000
  Repurchase agreements,
    at value (a).........         --           --             --       87,243            --    1,331,000
  Cash, including foreign
    currency, at value...         --           --             --           --         1,374           --
  Interest receivable....         --           --             17       88,138            42        4,334
  Dividends receivable...         --           --         14,299           --        36,957           --
  Prepaid insurance......        233          233            233          233           233          233
  Receivable from
    Investment Advisor
    (Note 3).............      4,143        4,136          9,668       10,927        18,996       12,152
  Receivable for
    securities sold......         --           --             --           --        62,729           --
                           ---------   ------------   -----------  ----------  -------------   ---------
    TOTAL ASSETS.........    698,436      496,956     13,240,728    5,550,398    11,981,419    2,067,719
LIABILITIES
  Payable for securities
    purchased............         --           --             --           --         4,314           --
  Payable for forward
    currency contract
    (Note 6).............         --           --             --           --         1,791           --
  Payable to Custodian...      1,253        1,214          1,441          625            --          828
  Payable to Investment
    Advisor..............         --           --          6,956        2,947         8,711          674
  Accounts payable and
    accrued expenses.....      3,118        3,156         14,664       15,553        27,771       13,662
                           ---------   ------------   -----------  ----------  -------------   ---------
    TOTAL LIABILITIES....      4,371        4,370         23,061       19,125        42,587       15,164
                           ---------   ------------   -----------  ----------  -------------   ---------
    NET ASSETS...........  $ 694,065     $492,586     $13,217,667  $5,531,273   $11,938,832    $2,052,555
                           ---------   ------------   -----------  ----------  -------------   ---------
                           ---------   ------------   -----------  ----------  -------------   ---------
NET ASSETS CONSIST OF:
  Paid-in capital........  $ 648,682     $449,689     $10,316,718  $5,234,822   $10,107,015    $2,052,555
  Undistributed net
    investment income
    (Note 2).............         --           32         47,118      138,121        66,708           --
  Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    transactions.........      5,572        5,264        644,171           --      (312,359)          --
  Net unrealized
    appreciation
    (depreciation) of:
    Investments..........     39,811       37,601      2,209,660      158,330     2,080,197           --
    Translations of
      assets and
      liabilities in
      foreign
      currencies.........         --           --             --           --        (2,729)          --
                           ---------   ------------   -----------  ----------  -------------   ---------
    NET ASSETS...........  $ 694,065     $492,586     $13,217,667  $5,531,273   $11,938,832    $2,052,555
                           ---------   ------------   -----------  ----------  -------------   ---------
                           ---------   ------------   -----------  ----------  -------------   ---------
NET ASSET VALUE PER SHARE

  Offering and redemption
    price per share
    (based on shares of
    beneficial interest
    outstanding).........  $   12.13     $  12.65     $    12.86   $    10.58   $     11.81    $    1.00

  Total shares
    outstanding at end of
    period...............     57,205       38,936      1,027,871      522,786     1,010,521    2,052,555

  Capital shares
    authorized...........  Indefinite  Indefinite     Indefinite   Indefinite   Indefinite     Indefinite

(a) Investments in
  securities, including
  repurchase agreements,
  at cost................  $ 654,249     $454,986     $11,006,851  $5,292,770   $ 9,780,891    $2,051,000

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                             CAPITAL       INCOME     GROWTH &
                           PRESERVATION   ORIENTED     INCOME
                            PORTFOLIO     PORTFOLIO   PORTFOLIO
                           ------------   ---------   ---------
INVESTMENT INCOME
  Interest income........    $     --     $     --    $     --
  Dividend income........       8,031           41         625
    Less foreign taxes
     withheld............          --           --          --
                           ------------   ---------   ---------
  TOTAL INVESTMENT
    INCOME...............       8,031           41         625
EXPENSES
  Investment advisor fee
    (Note 3).............          --           --          --
  Administrative fee.....       4,492        4,492       4,492
  Accounting fee.........       4,420        4,420       4,420
  Audit fee..............         829          829         829
  Custodian fees and
    expenses.............          --           --          --
  Trustee's fees (Note
    3)...................       1,346        1,346       1,346
  Printing expense.......       2,524        2,524       2,524
  Legal fee..............         427          427         427
  Insurance expense......       1,310        1,310       1,310
  Miscellaneous
    expense..............          10           10          10
                           ------------   ---------   ---------
    Total operating
     expenses before
     reimbursement.......      15,358       15,358      15,358
  Expenses reimbursed by
    the Investment
    Advisor (Note 3).....     (15,358)     (15,358)    (15,358)
                           ------------   ---------   ---------
    NET EXPENSES.........          --           --          --
                           ------------   ---------   ---------
    NET INVESTMENT
     INCOME..............       8,031           41         625
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND
  FOREIGN CURRENCY
  Net realized gain from:
    Investments..........       2,011           57         549
    Foreign currency
     transactions........          --           --          --
                           ------------   ---------   ---------
                                2,011           57         549
  Change in unrealized
    appreciation
    (depreciation)
    during the period on:
    Investments..........       5,967          537      16,822
    Translations of
     assets and
     liabilities in
     foreign
      currencies.........          --           --          --
                           ------------   ---------   ---------
                                5,967          537      16,822
                           ------------   ---------   ---------
  NET REALIZED AND
    UNREALIZED GAIN......       7,978          594      17,371
                           ------------   ---------   ---------
NET INCREASE IN NET
  ASSETS
  RESULTING FROM
  OPERATIONS.............    $ 16,009     $    635    $ 17,996
                           ------------   ---------   ---------
                           ------------   ---------   ---------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                            CAPITAL      MAXIMUM         HIGH      FIXED                       MONEY
                            GROWTH     APPRECIATION    QUALITY     INCOME    INTERNATIONAL     MARKET
                           PORTFOLIO    PORTFOLIO     STOCK FUND    FUND      ACTIVE FUND       FUND
                           ---------   ------------   ----------  --------  ---------------   --------
INVESTMENT INCOME
  Interest income........  $     --      $     --     $   3,932   $162,514    $    11,543     $ 59,542
  Dividend income........        --            --       100,744         --        146,899           --
    Less foreign taxes
     withheld............        --            --            --         --        (16,477)          --
                           ---------   ------------   ----------  --------  ---------------   --------
  TOTAL INVESTMENT
    INCOME...............        --            --       104,676    162,514        141,965       59,542
EXPENSES
  Investment advisor fee
    (Note 3).............        --            --        41,580     17,616         49,476        4,199
  Administrative fee.....     4,492         4,492        29,860     29,858         29,858       29,853
  Accounting fee.........     4,420         4,420        21,211     21,211         26,113       21,371
  Audit fee..............       829           829         4,455      4,369          4,369        4,369
  Custodian fees and
    expenses.............        --            --         3,711      2,314         43,753        2,713
  Trustee's fees (Note
    3)...................     1,346         1,346         1,351      1,346          1,346        1,346
  Printing expense.......     2,524         2,524         2,658      2,658          2,658        2,658
  Legal fee..............       427           427           948        474            948          237
  Insurance expense......     1,310         1,310         1,310      1,310          1,310        1,310
  Miscellaneous
    expense..............        10            10           906        480            590          252
                           ---------   ------------   ----------  --------  ---------------   --------
    Total operating
     expenses before
     reimbursement.......    15,358        15,358       107,990     81,636        160,421       68,308
  Expenses reimbursed by
    the Investment
    Advisor (Note 3).....   (15,358)      (15,358)      (50,417 )  (57,243)       (97,203)     (61,486)
                           ---------   ------------   ----------  --------  ---------------   --------
    NET EXPENSES.........        --            --        57,573     24,393         63,218        6,822
                           ---------   ------------   ----------  --------  ---------------   --------
    NET INVESTMENT
     INCOME..............        --            --        47,103    138,121         78,747       52,720
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND
  FOREIGN CURRENCY
  Net realized gain from:
    Investments..........     5,605         5,311       556,692         --        337,745           --
    Foreign currency
     transactions........        --            --            --         --         23,624           --
                           ---------   ------------   ----------  --------  ---------------   --------
                              5,605         5,311       556,692         --        361,369           --
  Change in unrealized
    appreciation
    (depreciation)
    during the period on:
    Investments..........    35,549        31,942       539,681     30,305      1,795,730           --
    Translations of
     assets and
     liabilities in
     foreign
      currencies.........        --            --            --         --         (4,613)          --
                           ---------   ------------   ----------  --------  ---------------   --------
                             35,549        31,942       539,681     30,305      1,791,117           --
                           ---------   ------------   ----------  --------  ---------------   --------
  NET REALIZED AND
    UNREALIZED GAIN......    41,154        37,253     1,096,373     30,305      2,152,486           --
                           ---------   ------------   ----------  --------  ---------------   --------
NET INCREASE IN NET
  ASSETS
  RESULTING FROM
  OPERATIONS.............  $ 41,154      $ 37,253     $1,143,476  $168,426    $ 2,231,233     $ 52,720
                           ---------   ------------   ----------  --------  ---------------   --------
                           ---------   ------------   ----------  --------  ---------------   --------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                              CAPITAL       INCOME     GROWTH &
                           PRESERVATION    ORIENTED     INCOME
                             PORTFOLIO     PORTFOLIO   PORTFOLIO
                           -------------   ---------   ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS FOR THE
  PERIOD ENDED JUNE 30,
  1998
  Net investment
    income...............    $  8,031       $    41    $    625
  Net realized gain......       2,011            57         549
  Change in unrealized
    appreciation during
    the period...........       5,967           537      16,822
                           -------------   ---------   ---------
  Net increase in net
    assets resulting from
    operations...........      16,009           635      17,996
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment
    income...............          --            --          --
  FUND SHARE TRANSACTIONS
    (NOTE 5).............     480,792         5,277     129,390
                           -------------   ---------   ---------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS...............     496,801         5,912     147,386
NET ASSETS:
  Beginning of period....      26,774         8,256     180,830
                           -------------   ---------   ---------
  End of period (a)......    $523,575       $14,168    $328,216
                           -------------   ---------   ---------
                           -------------   ---------   ---------

(a) Including
  undistributed net
  investment income......    $  8,033       $    41    $    644
                           -------------   ---------   ---------
                           -------------   ---------   ---------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                            CAPITAL      MAXIMUM         HIGH        FIXED                        MONEY
                            GROWTH     APPRECIATION     QUALITY      INCOME    INTERNATIONAL      MARKET
                           PORTFOLIO    PORTFOLIO     STOCK FUND      FUND      ACTIVE FUND        FUND
                           ---------   ------------   -----------  ----------  --------------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS FOR THE
  PERIOD ENDED JUNE 30,
  1998
  Net investment
    income...............  $      --     $     --     $   47,103   $  138,121   $    78,747     $   52,720
  Net realized gain......      5,605        5,311        556,692           --       361,369             --
  Change in unrealized
    appreciation during
    the period...........     35,549       31,942        539,681       30,305     1,791,117             --
                           ---------   ------------   -----------  ----------  --------------   ----------
  Net increase in net
    assets resulting from
    operations...........     41,154       37,253      1,143,476      168,426     2,231,233         52,720
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment
    income...............         --           --             --           --            --        (52,720)
  FUND SHARE TRANSACTIONS
    (NOTE 5).............   (163,438)     210,595       (440,873 )   (243,840)      (96,666)      (308,786)
                           ---------   ------------   -----------  ----------  --------------   ----------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS...............   (122,284)     247,848        702,603      (75,414)    2,134,567       (308,786)
NET ASSETS:
  Beginning of period....    816,349      244,738     12,515,064    5,606,687     9,804,265      2,361,341
                           ---------   ------------   -----------  ----------  --------------   ----------
  End of period (a)......  $ 694,065     $492,586     $13,217,667  $5,531,273   $11,938,832     $2,052,555
                           ---------   ------------   -----------  ----------  --------------   ----------
                           ---------   ------------   -----------  ----------  --------------   ----------

(a) Including
  undistributed net
  investment income......  $      --     $     32     $   47,118   $  138,121   $    66,708     $       --
                           ---------   ------------   -----------  ----------  --------------   ----------
                           ---------   ------------   -----------  ----------  --------------   ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE PERIOD MAY 9, 1997* THROUGH DECEMBER 31, 1997

                            CAPITAL      INCOME   GROWTH &
                          PRESERVATION  ORIENTED   INCOME
                           PORTFOLIO    PORTFOLIO PORTFOLIO
                          ------------  --------  ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS FOR THE
  PERIOD ENDED DECEMBER
  31, 1997
  Net investment
    income...............   $   605      $  152   $  2,992
  Net realized gain
    (loss)...............        73          40      1,968
  Change in unrealized
    appreciation
    (depreciation) during
    the period...........      (191)        (75)       912
                          ------------  --------  ---------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       487         117      5,872
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment
    income...............      (603)       (152)    (2,989)
  Net realized gain......       (73)        (40)    (2,026)
  FUND SHARE TRANSACTIONS
    (NOTE 5).............    26,963       8,331    179,973
                          ------------  --------  ---------
  TOTAL INCREASE IN NET
    ASSETS...............    26,774       8,256    180,830
NET ASSETS:
  Beginning of period....        --          --         --
                          ------------  --------  ---------
  End of period (a)......   $26,774      $8,256   $180,830
                          ------------  --------  ---------
                          ------------  --------  ---------

(a) Including
  undistributed
  (distribution in excess
  of) net investment
  income.................   $     2      $   --   $     19
                          ------------  --------  ---------
                          ------------  --------  ---------

* Commencement of investment operations.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                           CAPITAL     MAXIMUM        HIGH       FIXED                      MONEY
                           GROWTH    APPRECIATION    QUALITY     INCOME   INTERNATIONAL     MARKET
                          PORTFOLIO   PORTFOLIO    STOCK FUND     FUND     ACTIVE FUND       FUND
                          ---------  ------------  ----------- ---------- --------------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS FOR THE
 PERIOD ENDED DECEMBER
 31, 1997
  Net investment
    income............... $   3,441    $  1,462    $   85,262  $  173,609  $    68,081    $   66,964
  Net realized gain
    (loss)...............     2,459       2,634       229,655      16,311     (736,159)           --
  Change in unrealized
    appreciation
    (depreciation) during
    the period...........     4,262       5,659     1,669,979     128,025      286,351            --
                          ---------  ------------  ----------- ---------- --------------  ----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    10,162       9,755     1,984,896     317,945     (381,727)       66,964
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment
    income...............    (3,441)     (1,462)      (85,247 )   (173,971)      (17,693)    (66,964)
  Net realized gain......    (2,492)     (2,649)     (142,176 )    (16,311)           --          --
  FUND SHARE TRANSACTIONS
    (NOTE 5).............   812,120     239,094    10,757,591   5,479,024   10,203,685     2,356,341
                          ---------  ------------  ----------- ---------- --------------  ----------
  TOTAL INCREASE IN NET
    ASSETS...............   816,349     244,738    12,515,064   5,606,687    9,804,265     2,356,341
NET ASSETS:
  Beginning of period....        --          --            --          --           --         5,000
                          ---------  ------------  ----------- ---------- --------------  ----------
  End of period (a)...... $ 816,349    $244,738    $12,515,064 $5,606,687  $ 9,804,265    $2,361,341
                          ---------  ------------  ----------- ---------- --------------  ----------
                          ---------  ------------  ----------- ---------- --------------  ----------

(a) Including
 undistributed
 (distribution in excess
 of) net investment
 income.................. $      --    $     32    $       15  $       --  $   (12,039)   $       --
                          ---------  ------------  ----------- ---------- --------------  ----------
                          ---------  ------------  ----------- ---------- --------------  ----------

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                              FINANCIAL HIGHLIGHTS
    (For a share of beneficial interest outstanding throughout each period)

                                                                               CAPITAL PRESERVATION        INCOME ORIENTED
                                                                                    PORTFOLIO                 PORTFOLIO
                                                                              ----------------------   -----------------------
                                                                              SIX MONTHS    PERIOD     SIX MONTHS     PERIOD
                                                                                ENDED        ENDED       ENDED        ENDED
                                                                               6/30/98     12/31/97*    6/30/98     12/31/97*
                                                                              ----------   ---------   ----------   ----------
                                                                              (UNAUDITED)              (UNAUDITED)

Net asset value, beginning of period........................................   $  10.23    $  10.00    $   10.63    $   10.00
                                                                              ----------   ---------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.......................................................       0.16        0.24         0.03         0.20
Net realized and unrealized gain on investments.............................       0.12        0.26         0.64         0.68
                                                                              ----------   ---------   ----------   ----------
Total from investment operations............................................       0.28        0.50         0.67         0.88
                                                                              ----------   ---------   ----------   ----------
LESS DISTRIBUTIONS FROM:

Net investment income.......................................................         --       (0.24)          --        (0.20 )
Net realized gains..........................................................         --       (0.03)          --        (0.05 )
                                                                              ----------   ---------   ----------   ----------
Total distributions.........................................................         --       (0.27)          --        (0.25 )
                                                                              ----------   ---------   ----------   ----------
Net asset value, end of period..............................................   $  10.51    $  10.23    $   11.30    $   10.63
                                                                              ----------   ---------   ----------   ----------
                                                                              ----------   ---------   ----------   ----------
Total return (2)............................................................       2.78%       4.92%        6.20%        8.84%
                                                                              ----------   ---------   ----------   ----------
                                                                              ----------   ---------   ----------   ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period...................................................   $523,575    $ 26,774    $  14,168    $   8,256

Ratio of operating expenses to average
 net assets (1)(3)..........................................................         --          --           --           --
Ratio of operating expenses to average net assets before voluntary expense
 reimbursement (3)..........................................................       4.87%     161.07%      274.15%    1,978.36%

Ratio of net investment income to average net assets (1)(3).................       2.55%       8.69%        0.73%       26.94%

Ratio of net investment loss to average net assets before voluntary expense
 reimbursement (3)..........................................................      (2.32)%   (152.38)%    (273.42)%  (1,951.42 )%

Portfolio turnover rate (4).................................................         57%         32%          10%           0%

------------------------

(1) Net investment income and operating expenses are after reimbursement of certain fees and expenses by PB Investment Advisors, Inc. (See Note 3 to the financial statements). Had PB Investment Advisors, Inc. not undertaken to reimburse expenses related to the Portfolios and Funds, the ratios of net investment income and operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized. Total returns do not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the periods shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

* Investment operations commenced on May 9, 1997.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                              FINANCIAL HIGHLIGHTS
    (For a share of beneficial interest outstanding throughout each period)

                                                                                 GROWTH & INCOME           CAPITAL GROWTH
                                                                                    PORTFOLIO                PORTFOLIO
                                                                              ----------------------   ----------------------
                                                                              SIX MONTHS    PERIOD     SIX MONTHS    PERIOD
                                                                                ENDED        ENDED       ENDED        ENDED
                                                                               6/30/98     12/31/97*    6/30/98     12/31/97*
                                                                              ----------   ---------   ----------   ---------
                                                                              (UNAUDITED)              (UNAUDITED)

Net asset value, beginning of period........................................   $  10.72    $  10.00     $  11.04    $  10.00
                                                                              ----------   ---------   ----------   ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.......................................................       0.02        0.18           --        0.13
Net realized and unrealized gain on investments.............................       0.79        0.84         1.09        1.13
                                                                              ----------   ---------   ----------   ---------
Total from investment operations............................................       0.81        1.02         1.09        1.26
                                                                              ----------   ---------   ----------   ---------
LESS DISTRIBUTIONS FROM:

Net investment income.......................................................         --       (0.18)          --       (0.13)
Net realized gains..........................................................         --       (0.12)          --       (0.09)
                                                                              ----------   ---------   ----------   ---------
Total distributions.........................................................         --       (0.30)          --       (0.22)
                                                                              ----------   ---------   ----------   ---------
Net asset value, end of period..............................................   $  11.53    $  10.72     $  12.13    $  11.04
                                                                              ----------   ---------   ----------   ---------
                                                                              ----------   ---------   ----------   ---------
Total return (2)............................................................       7.56%      10.25%        9.84%      12.67%
                                                                              ----------   ---------   ----------   ---------
                                                                              ----------   ---------   ----------   ---------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period...................................................   $328,216    $180,830     $694,065    $816,349

Ratio of operating expenses to average
 net assets (1)(3)..........................................................         --          --           --          --

Ratio of operating expenses to average net assets before voluntary expense
 reimbursement (3)..........................................................      11.82%      30.27%        6.14%      20.00%

Ratio of net investment income to average net assets (1)(3).................       0.48%       7.93%          --        6.13%
Ratio of net investment loss to average net assets before voluntary expense
 reimbursement (3)..........................................................     (11.34)%    (22.34)%      (6.14)%    (13.87)%
Portfolio turnover rate (4).................................................          2%         24%          84%          2%

------------------------

(1) Net investment income and operating expenses are after reimbursement of certain fees and expenses by PB Investment Advisors, Inc. (See Note 3 to the financial statements). Had PB Investment Advisors, Inc. not undertaken to reimburse expenses related to the Portfolios and Funds, the ratios of net investment income and operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized. Total returns do not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the periods shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

* Investment operations commenced on May 9, 1997.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                              FINANCIAL HIGHLIGHTS
    (For a share of beneficial interest outstanding throughout each period)

                                                                                 MAXIMUM                 HIGH QUALITY
                                                                          APPRECIATION PORTFOLIO          STOCK FUND
                                                                          ----------------------   ------------------------
                                                                          SIX MONTHS    PERIOD     SIX MONTHS     PERIOD
                                                                            ENDED        ENDED        ENDED        ENDED
                                                                           6/30/98     12/31/97*     6/30/98     12/31/97*
                                                                          ----------   ---------   -----------  -----------
                                                                          (UNAUDITED)              (UNAUDITED)

Net asset value, beginning of period....................................   $  11.29    $  10.00    $    11.74   $     10.00
                                                                          ----------   ---------   -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...................................................         --        0.07          0.05          0.08
Net realized and unrealized gain on investments.........................       1.36        1.41          1.07          1.88
                                                                          ----------   ---------   -----------  -----------
Total from investment operations                                               1.36        1.48          1.12          1.96
                                                                          ----------   ---------   -----------  -----------
LESS DISTRIBUTIONS FROM:

Net investment income...................................................         --       (0.07)           --         (0.08)
Net realized gains......................................................         --       (0.12)           --         (0.14)
                                                                          ----------   ---------   -----------  -----------
Total distributions.....................................................         --       (0.19)           --         (0.22)
                                                                          ----------   ---------   -----------  -----------
Net asset value, end of period..........................................   $  12.65    $  11.29    $    12.86   $     11.74
                                                                          ----------   ---------   -----------  -----------
                                                                          ----------   ---------   -----------  -----------
Total return (2)........................................................      12.06%      14.82%         9.50%        19.72%
                                                                          ----------   ---------   -----------  -----------
                                                                          ----------   ---------   -----------  -----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period...............................................   $492,586    $244,738    $13,217,667  $12,515,064

Ratio of operating expenses to average
 net assets (1)(3)......................................................         --          --          0.90%         0.90%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement (3)..............................................       8.56%      24.59%         1.69%         1.08%

Ratio of net investment income to average net assets (1)(3).............         --        3.19%         0.74%         1.18%

Ratio of net investment gain/loss to average net assets before voluntary
 expense reimbursement (3)..............................................      (8.56)%    (21.40)%       (0.05 )%        1.00%

Portfolio turnover rate (4).............................................         10%          6%           17%           14%

------------------------

(1) Net investment income and operating expenses are after reimbursement of certain fees and expenses by PB Investment Advisors, Inc. (See Note 3 to the financial statements). Had PB Investment Advisors, Inc. not undertaken to reimburse expenses related to the Portfolios and Funds, the ratios of net investment income and operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized. Total returns do not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the periods shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

* Investment operations commenced on May 9, 1997.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                              FINANCIAL HIGHLIGHTS
    (For a share of beneficial interest outstanding throughout each period)

                                                                                  FIXED                INTERNATIONAL
                                                                               INCOME FUND              ACTIVE FUND
                                                                          ----------------------  -----------------------
                                                                          SIX MONTHS    PERIOD    SIX MONTHS     PERIOD
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           6/30/98    12/31/97*     6/30/98    12/31/97*
                                                                          ----------  ----------  -----------  ----------
                                                                          (UNAUDITED)             (UNAUDITED)

Net asset value, beginning of period....................................  $   10.26   $    10.00  $     9.60   $    10.00
                                                                          ----------  ----------  -----------  ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...................................................       0.26         0.34        0.08         0.07
Net realized and unrealized gain on investments.........................       0.06         0.29        2.13        (0.45)
                                                                          ----------  ----------  -----------  ----------
Total from investment operations........................................       0.32         0.63        2.21        (0.38)
                                                                          ----------  ----------  -----------  ----------
LESS DISTRIBUTIONS FROM:

Net investment income...................................................         --        (0.34)         --        (0.02)
Net realized gains......................................................         --        (0.03)         --           --
                                                                          ----------  ----------  -----------  ----------
Total distributions.....................................................         --        (0.37)         --        (0.02)
                                                                          ----------  ----------  -----------  ----------
Net asset value, end of period..........................................  $   10.58   $    10.26  $    11.81   $     9.60
                                                                          ----------  ----------  -----------  ----------
                                                                          ----------  ----------  -----------  ----------
Total return (2)........................................................       3.12%        6.30%      22.99%       (3.80)%
                                                                          ----------  ----------  -----------  ----------
                                                                          ----------  ----------  -----------  ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period...............................................  $5,531,273  $5,606,687  $11,938,832  $9,804,265

Ratio of operating expenses to average net assets (1)(3)................       0.90%        0.90%       1.15%        1.15%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement (3)..............................................       3.01%        1.57%       2.92%        1.68%

Ratio of net investment income to average net assets (1)(3).............       5.10%        5.13%       1.43%        1.04%

Ratio of net investment gain/loss to average net assets before voluntary
 expense reimbursement (3)..............................................       2.99%        4.46%      (0.34 )%       0.51%

Portfolio turnover rate (4).............................................          0%         157%         18%          61%

------------------------

(1) Net investment income and operating expenses are after reimbursement of certain fees and expenses by PB Investment Advisors, Inc. (See Note 3 to the financial statements). Had PB Investment Advisors, Inc. not undertaken to reimburse expenses related to the Portfolios and Funds, the ratios of net investment income and operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized. Total returns do not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the periods shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

* Investment operations commenced on May 9, 1997.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                              FINANCIAL HIGHLIGHTS
    (For a share of beneficial interest outstanding throughout each period)

                                                                                                    MONEY
                                                                                                 MARKET FUND
                                                                                            ----------------------
                                                                                            SIX MONTHS    PERIOD
                                                                                              ENDED       ENDED
                                                                                             6/30/98    12/31/97*
                                                                                            ----------  ----------
                                                                                            (UNAUDITED)

Net asset value, beginning of period......................................................  $    1.00   $     1.00
                                                                                            ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................................................       0.02         0.03
Net realized and unrealized gain on investments...........................................         --           --
                                                                                            ----------  ----------
Total from investment operations..........................................................       0.02         0.03
                                                                                            ----------  ----------
LESS DISTRIBUTIONS FROM:

Net investment income.....................................................................      (0.02 )      (0.03)
Net realized gains........................................................................         --           --
                                                                                            ----------  ----------
Total distributions.......................................................................      (0.02 )      (0.03)
                                                                                            ----------  ----------
Net asset value, end of period............................................................  $    1.00   $     1.00
                                                                                            ----------  ----------
                                                                                            ----------  ----------
Total return (2)..........................................................................       2.51%        3.31%
                                                                                            ----------  ----------
                                                                                            ----------  ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period.................................................................  $2,052,555  $2,361,341

Ratio of operating expenses to average net assets (1)(3)..................................       0.65%        0.65%

Ratio of operating expenses to average net assets before voluntary
 expense reimbursement (3)................................................................       6.50%        2.67%

Ratio of net investment income to average net assets (1)(3)...............................       5.01%        5.03%

Ratio of net investment gain/loss to average net assets before voluntary expense
 reimbursement (3)........................................................................      (0.84 )%       3.01%

Portfolio turnover rate (4)...............................................................        N/A          N/A

------------------------

(1) Net investment income and operating expenses are after reimbursement of certain fees and expenses by PB Investment Advisors, Inc. (See Note 3 to the financial statements). Had PB Investment Advisors, Inc. not undertaken to reimburse expenses related to the Portfolios and Funds, the ratios of net investment income and operating expenses to average net assets would have been as noted above.

(2) Total return figures are not annualized. Total returns do not reflect expenses that apply to the separate account or related variable insurance contracts and inclusion of these charges would result in reducing the total return figures for the periods shown.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rates are not annualized.

* Investment operations commenced on May 9, 1997.

THE NOTES TO THE FINANCIALS ARE AN INTEGRAL PART OF THIS REPORT.

                                PB SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1998 (UNAUDITED)

NOTE 1 -- ORGANIZATION

PB Series Trust (the "Trust"), formerly Providian Series Trust, was organized as a Massachusetts business trust on October 22, 1996 and is registered under the Investment Company Act of 1940 and the Securities Act of 1933 as a diversified, no-load, open-end management investment company. The Trust is a "series type" of mutual fund which issues separate classes (or series) of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of nine series which consist of five investment portfolios (Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, and Maximum Appreciation Portfolio-collectively, the "Portfolios") and four underlying funds (High Quality Stock Fund, Fixed Income Fund, International Active Fund, and Money Market Fund-collectively the "Funds").

The Portfolios seek to achieve their investment objectives by investing within specific ranges among the Funds. Each Fund has differing investment objectives and policies. Shares of the Portfolios are offered to separate accounts of insurance companies to fund variable annuity contracts. The shares of the Funds are purchased by the Portfolios. The Portfolios are offered to qualified plans and separate accounts of insurance companies to fund variable annuity contracts.

On February 3, 1997, Providian Life and Health Separate Account V (the "Separate Account") made an initial purchase of shares of beneficial interest in the amount of 5,000 shares of the Money Market Fund. On May 9, 1997, the Separate Account purchased an additional 1,995,000 shares of the Money Market Fund, and purchased 1,000,000 shares of the High Quality Stock Fund and International Active Fund, and 500,000 shares of the Fixed Income Fund. The Separate Account is a separate account of Providian Life and Health Insurance Company, an indirect, wholly owned subsidiary of Providian Corporation which, on June 10, 1997, became a direct, wholly owned subsidiary of AEGON International N.V., a direct, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Effective October 15, 1997, Providian Corporation's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION OF INVESTMENTS -- Securities held by the Funds (other than the Money Market Fund) that are traded on a national securities exchange are valued on the basis of the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the last quoted bid price. Bonds and other fixed income securities with maturities greater than 60 days at the time of purchase are valued by a pricing service. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. The Money Market Fund by the approval of the Board of Trustees utilizes the amortized cost method for valuing securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premium or accretion of discount.

FOREIGN SECURITIES -- Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or if closing prices are unavailable, at the last bid price available prior to the time a Fund's net asset value is determined. Foreign prices are furnished by quotation services expressed in the local currency's value and translated into U.S. dollars at the current rate of exchange.

REPURCHASE AGREEMENTS -- The Trust may enter into repurchase agreements with institutions that the Trust's investment advisor, PB Investment Advisors, Inc., (formerly Providian Investment Advisors, Inc.,) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which is at least equal to 102 percent of the principal amount, including interest, of the repurchase agreement. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and or retention of the collateral or proceeds may be subject to legal proceedings.

The Trust may enter into a Joint Repurchase Agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the Joint Repurchase Agreement are allocated to the Funds based on their pro-rata interest.

INVESTMENT TRANSACTIONS -- Investment security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from security transactions are determined on an identified cost basis, which is also used for tax purposes.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued as earned. Premiums and discounts (including original issue discounts) on debt securities are amortized. Investment income is recorded net of foreign taxes withheld if recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates supplied by a quotation service. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the statement of operations.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign currency exchange gains and losses arise from changes in the value of receivables and payables due to changes in exchange rates.

FORWARD CURRENCY CONTRACTS -- A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by a Fund as an unrealized gain or loss. Realized gains and losses are recognized when contracts are settled and are reflected in the statement of operations. The Fund could be exposed to risk if a counter-party is unable to meet the terms of the contract (such risk is limited to the unrealized gain, if any) or if the value of the currency changes unfavorably. The International Active Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for the purpose of increasing exposure to a foreign currency to hedge against adverse changes in the value of another currency when exchange rates between the two currencies are positively correlated.

EXPENSES -- Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses not directly attributable to a Portfolio or Fund are allocated among the affected Portfolios and Funds based on relative net assets of each Portfolio and Fund. Costs related to the organization and registration of the

Trust have been funded by CGC and its subsidiaries. The Trust will not reimburse CGC for these organizational costs.

ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Portfolios and Funds (except the Money Market Fund) declares and distributes dividends from net investment income and distributes its net realized capital gains, if any, at least annually. The Money Market Fund declares dividends daily and distributes monthly. All distributions are reinvested in the shares of the relevant Portfolio/Fund at net asset value. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales and "post October 31 losses." Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES -- Each Portfolio and Fund is treated as a separate entity for federal tax purposes. Each Portfolio and Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, each Portfolio and Fund will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts during the calendar year, the Portfolios and Funds will not be subject to a federal excise tax.

NOTE 3 -- AGREEMENTS AND FEES

PB Investment Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of CGC, which is a wholly owned indirect subsidiary of AEGON N.V., has been retained under an Investment Advisory Agreement (the "Agreement") with the Trust, to supervise the management and investment program of the Trust. The Advisor manages the affairs of the Trust subject to the supervision of the Board of Trustees. The Advisor does not receive an investment management fee for the advisory and asset allocation services it provides to the Portfolios.

As full compensation for its services under the Agreement, each Fund will pay the Advisor a monthly fee at the following annual rates based on the average daily net assets of each Fund:

High Quality Stock Fund                      0.65%
Fixed Income Fund                            0.65%
International Active Fund                    0.90%
Money Market Fund                            0.40%

Under the Agreement, the Advisor has agreed to waive and absorb all operating expenses of each Portfolio and to limit the operating expenses of each Fund so that the ratio of expenses (excluding advisory fees) to net assets on an annual basis does not exceed 0.25%. Expenses in excess of such amount will be assumed by the Advisor until the earlier of the end of three years after commencement of operations or the termination by the Trustees but not the Advisor of the Agreement. For the six months ended June 30, 1998, the Advisor agreed to reimburse the Trust $343,139 for expenses in excess of the voluntary expense limitations. As of June 30, 1998, $72,544 was owed to the Trust by the Advisor.

The Advisor has entered into a Sub-Advisory Agreement with Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), wherein Atlanta Capital will serve as sub-advisor to the Portfolios. Subject to the supervision and direction of the Board of Trustees, Atlanta Capital will determine how each Portfolio's assets will be invested in the Funds. Atlanta Capital also serves as sub-advisor of the High Quality Stock Fund and the Fixed Income Fund. As compensation for its services, with respect to the High Quality Stock Fund and the Fixed Income Fund, the Advisor pays Atlanta Capital a fee equal to 0.50% annually on assets up to $25 million, 0.40% annually on assets above $25 million and up to $50 million, and 0.30% annually on assets above $50 million.

The Advisor has entered into a Sub-Advisory Agreement with Blairlogie Capital Management ("Blairlogie"), wherein Blairlogie will serve as sub-advisor to the International Active Fund. As compensation for its services, the Advisor pays Blairlogie a fee equal to 0.65% annually on assets up to $50 million, and 0.50% annually on assets above $50 million.

The Advisor has entered into a Sub-Advisory Agreement with Federated Investment Counseling ("Federated"), wherein Federated will serve as sub-advisor to the Money Market Fund. As compensation for its services, the Advisor pays Federated a fee equal to 0.25% annually on assets up to $75 million, and 0.20% annually on assets above $75 million.

Each Trustee of the Trust who is not an interested person of the Trust, Advisor or Sub-Advisors receives $1,500 for each Trustees' meeting in which he participates.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended June 30, 1998 were as follows:

                                   Non-U.S.       U.S.       Non-U.S.       U.S.
                                  Government   Government   Government   Government
                                   Purchases    Purchases      Sales        Sales
                                  --------------------------------------------------
Capital Preservation
 Portfolio......................  $   401,412   $      --    $ 159,910    $      --
Income Oriented Portfolio.......        5,459          --          944           --
Growth & Income Portfolio.......      121,510          --        4,466           --
Capital Growth Portfolio........      477,685          --      547,268           --
Maximum Appreciation
 Portfolio......................      247,943          --       36,322           --
High Quality Stock Fund.........    2,286,068          --    2,224,811           --
Fixed Income Fund...............           --          --           --           --
International Active Fund.......    2,250,977          --    1,848,730           --
Money Market Fund...............           --          --           --           --

Gross unrealized appreciation and depreciation at June 30, 1998, based on the identified cost for income tax purposes, is as follows:

                                                                          Net
                                              Gross        Gross       Unrealized
                              Identified   Unrealized    Unrealized   Appreciation
                                 Cost      Appreciation (Depreciation) (Depreciation)
                              ----------------------------------------------------
Capital Preservation
 Portfolio..................  $   517,796   $   5,776    $       --    $    5,776
Income Oriented Portfolio...       13,706         462            --           462
Growth & Income Portfolio...      310,481      17,734            --        17,734
Capital Growth Portfolio....      654,249      39,811            --        39,811
Maximum Appreciation
 Portfolio..................      454,986      37,601            --        37,601
High Quality Stock Fund.....   11,006,851   2,613,906      (404,246)    2,209,660
Fixed Income Fund...........    5,292,770     158,918          (588)      158,330
International Active Fund...    9,780,891   2,649,844      (569,647)    2,080,197
Money Market Fund...........    2,051,000          --            --            --

NOTE 5 -- SHAREHOLDER TRANSACTIONS

Transactions in shares and dollars were as follows for the six months ended June 30, 1998:

                                            CAPITAL PRESERVATION    INCOME ORIENTED
                                                 PORTFOLIO             PORTFOLIO
                                             SHARES     DOLLARS    SHARES     DOLLARS
                                            ---------  ---------  ---------  ---------
Shares sold...............................     78,209  $ 802,733        580  $   6,422
Shares issued to shareholders in
 reinvestment of dividends................         --         --         --         --
Shares redeemed...........................    (31,030)  (321,941)      (103)    (1,145)
                                            ---------  ---------  ---------  ---------
Net increase..............................     47,179  $ 480,792        477  $   5,277
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------


                                              GROWTH & INCOME        CAPITAL GROWTH
                                                 PORTFOLIO             PORTFOLIO
                                             SHARES     DOLLARS    SHARES     DOLLARS
                                            ---------  ---------  ---------  ---------
Shares sold...............................     12,081  $ 135,011     32,822  $ 385,237
Shares issued to shareholders in
 reinvestment of dividends................         --         --         --         --
Shares redeemed...........................       (492)    (5,621)   (49,537)  (548,675)
                                            ---------  ---------  ---------  ---------
Net increase..............................     11,589  $ 129,390    (16,715) $(163,438)
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------

                                            MAXIMUM APPRECIATION   HIGH QUALITY STOCK
                                                 PORTFOLIO                FUND
                                             SHARES     DOLLARS    SHARES     DOLLARS
                                            ---------  ---------  ---------  ---------
Shares sold...............................     20,277  $ 247,943     38,828  $ 485,299
Shares issued to shareholders in
 reinvestment of dividends................         --         --         --         --
Shares redeemed...........................     (3,020)   (37,348)   (76,579)  (926,172)
                                            ---------  ---------  ---------  ---------
Net increase..............................     17,257  $ 210,595    (37,751) $(440,873)
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------

                                                                  INTERNATIONAL ACTIVE
                                             FIXED INCOME FUND            FUND
                                             SHARES     DOLLARS    SHARES     DOLLARS
                                            ---------  ---------  ---------  ---------
Shares sold...............................     53,586  $ 554,892     11,090  $ 121,325
Shares issued to shareholders in
 reinvestment of dividends................         --         --         --         --
Shares redeemed...........................    (77,267)  (798,732)   (21,579)  (217,991)
                                            ---------  ---------  ---------  ---------
Net increase..............................    (23,681) $(243,840)   (10,489) $ (96,666)
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------

                                             MONEY MARKET FUND
                                             SHARES     DOLLARS
                                            ---------  ---------
Shares sold...............................    540,125  $ 540,125
Shares issued to shareholders in
 reinvestment of dividends................     52,720     52,720
Shares redeemed...........................   (901,631)  (901,631)
                                            ---------  ---------
Net increase..............................   (308,786) $(308,786)
                                            ---------  ---------
                                            ---------  ---------

NOTE 6 -- FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 1998, the outstanding forward exchange currency contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

INTERNATIONAL ACTIVE FUND

                                       U.S. DOLLAR
                                         COST ON    U.S. DOLLAR    UNREALIZED
 CURRENCY     CURRENCY    SETTLEMENT   ORIGINATION    CURRENT     APPRECIATION
 PURCHASED      SOLD         DATE         DATE         VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       GBP          USD    7/02/1998    $   4,301    $   4,314      $      13
       GBP          USD    7/16/1998    $ 833,425    $ 833,250      $    (175)
       USD          DEM    7/16/1998    $1,548,244   $1,549,873     $  (1,629)

GBP - Great British Pound
DEM - Deutsche Mark
USD - United States Dollar

                                PB SERIES TRUST

                            ------------------------

                        TRUSTEES AND EXECUTIVE OFFICERS

      Thomas J. Hartlage, TRUSTEE, CHIEF EXECUTIVE OFFICER AND PRESIDENT *
                            David L. Eager, TRUSTEE
                        Jesse A. Holshouser III, TRUSTEE
                         William T. Mills III, TRUSTEE
                            Kirk W. Buese, TRUSTEE *
                   Michael G. Ayers, CHIEF FINANCIAL OFFICER
                          R. Michael Slaven, SECRETARY
                          Stephen L. Zeitz, TREASURER
                        Michael G. Herp, VICE PRESIDENT
                              * INTERESTED TRUSTEE

                            ------------------------

                    Ernst & Young LLP, INDEPENDENT AUDITORS
       Jorden Burt Boros Cicchetti Berenson & Johnson LLP, LEGAL COUNSEL
                PB Investment Advisors, Inc., INVESTMENT ADVISOR

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Trust and Separate Account prospectuses which contain important information concerning the Trust, the Company, and its current public offering of variable annuity contracts.